Financial Instruments - Summary of Expected Future Payments for Liabilities (Detail) - Liquidity Risk [Member] - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities		$ 78,987	$ 32,584
01 to 60 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		7,737	27,146
61 to 120 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		16,713	652
121 to 180 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		276	266
181 to 360 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		12,410	1,146
Over 360 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		41,851	3,374
Dividends payable [Member]
Disclosure of financial liabilities [line items]
Financial liabilities			23,259
Dividends payable [Member] | 01 to 60 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities			23,259
Placement agents fees [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		50	1,250
Placement agents fees [Member] | 01 to 60 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		50	450
Placement agents fees [Member] | 61 to 120 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities			400
Placement agents fees [Member] | 181 to 360 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities			400
Investment funds participating shares [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		796	1,515
Investment funds participating shares [Member] | Over 360 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		796	1,515
Lease payments [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	[1]	9,312	3,375
Lease payments [Member] | 01 to 60 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	[1]	315	252
Lease payments [Member] | 61 to 120 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	[1]	276	252
Lease payments [Member] | 121 to 180 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	[1]	276	266
Lease payments [Member] | 181 to 360 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	[1]	828	746
Lease payments [Member] | Over 360 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	[1]	7,617	1,859
Carried Interest Allocation [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		11,582
Carried Interest Allocation [Member] | 181 to 360 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		11,582
Suppliers and occupancy costs [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		7,372	3,185
Suppliers and occupancy costs [Member] | 01 to 60 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		7,372	$ 3,185
Consideration payable on acquisition [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		16,437
Consideration payable on acquisition [Member] | 61 to 120 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		16,437
Contingent consideration payable on acquisition [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	[1]	33,438
Contingent consideration payable on acquisition [Member] | Over 360 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	[1]	$ 33,438

[1]	Amounts reflect discounted future cash outflows to settle financial liabilities.